Financial Assets and Liabilities Measured at Fair Value on Recurring Basis (Parenthetical) (Detail) - Not Designated as Hedging Instrument - Other Current Assets Liabilities - Foreign Exchange Swaps - Fair Value, Measurements, Recurring - Less Than Six Months - USD ($)
$ in Millions
	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative notional volume, amount after offsetting swaps	$ 435.8	$ 390.9
Derivative asset, amount after offsetting swaps	2.4	1.3
Derivative liability, amount after offsetting swaps	$ 4.9	$ 0.4